Provisions - Summary of Provisions (Detail) - ARS ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Non current provisions	$ 566,369,000	$ 450,168,000	$ 365,892
Labor and social security [member]
Disclosure of other provisions [line items]
Non current provisions	87,117,000	73,545,000	100,354,000
Environmental restoration [member]
Disclosure of other provisions [line items]
Non current provisions	400,724,000	286,313,000	183,069
Civil works and other [member]
Disclosure of other provisions [line items]
Non current provisions	$ 78,528,000	$ 90,310,000	$ 82,469